Income Taxes - Details of Income Tax Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Canadian	$ 125	$ 140
Foreign	466	607
Current income tax, Total	591	747
Canadian	24	(7)
Foreign	4	1
Deferred income tax, Total	28	(6)
Income tax provision, Total	$ 619	$ 741